RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
24. RELATED PARTY TRANSACTIONS
Related parties comprise the Group’s significant shareholders (beneficial owners of more than 5% of any class of the Group’s voting securities), directors and executive officers, and immediate family members of the foregoing persons. No other related parties with joint control or significant influence were identified. Related party transactions are approved by the Group’s Audit Committee or board of directors in accordance with the Group’s Related Party Transactions Policy.

Directors’ and key management emoluments

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, including directors. Compensation paid or payable to key management formed a part of general and administrative costs, and was comprised of the following:

	Year ended December 31,
	2025	2024	2023
Remuneration to key management and executive directors	5,903	6,201	5,033
Non-executive directors’ fees	1,073	984	1,225
	6,976	7,185	6,258
The emoluments paid to the Directors (executive and non-executive) during the years ended December 31, 2025, 2024 and 2023 amounted to $4,978, $4,647 and $3,189, respectively.
The following transactions were carried out with related parties:

	Year ended December 31,
	2025	2024	2023
Expenses
Remuneration expense	3,026	4,178	3,731
Share-based payments	3,950	3,007	2,527
	6,976	7,185	6,258
As at December 31, 2025 and 2024, the balance outstanding to key management and non-executive directors was $17 and $1,192, respectively and were included within accruals as the amounts are expected to be paid in less than one year.
As at December 31, 2025 and 2024, the following share options, RSUs and restricted shares were held by related parties:

	2025	2024
Share options	4,700,108	4,671,768
RSUs	365,356	222,113
Restricted shares	44,086	56,995
During the year ended December 31, 2025, the Company granted 28,340 share options and 44,086 restricted shares to non-executive directors (Note 11,13 and 14).

During the year ended December 31, 2024, the Company granted 41,787 share options and 56,995 restricted shares to non-executive directors (Note 11,13 and 14).

During the year ended December 31, 2023, the Company granted 44,666 share options and 33,194 restricted shares to non-executive directors (Note 11,13 and 14).
During the year ended December 31, 2025 and 2024, the Company granted 198,771 and 222,113 RSUs, respectively, to key management and executive directors (Note 14). There were no similar grants during the year ended December 31, 2023.